Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	MEDICAL TRANSCRIPTION BILLING, CORP
Entity Central Index Key	0001582982
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	true
Document Period End Date	Jun. 30, 2015
Amendment Description	Updated to include Q2 2015 financial results